Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

              The accompanying interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The interim unaudited condensed consolidated financial statements have been prepared on the same basis as the annual audited consolidated financial statements, except for the adoption of Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASC 606") as described below. In the opinion of management, all adjustments, consisting of normal recurring adjustments necessary for the fair statement of results for the periods presented, have been included. The results of operations of any interim period are not necessarily indicative of the results of operations for the full year or any other interim period.

              The comparative year-end condensed balance sheet data was derived from the annual audited consolidated financial statements, but does not include all disclosures required by U.S. GAAP.

              The interim unaudited condensed consolidated financial statements and related disclosures have been prepared with the presumption that users have read or have access to the annual audited consolidated financial statements for the preceding fiscal year.

              The preparation of these interim unaudited condensed consolidated financial statements in conformity with U.S. GAAP required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as at the end of the reporting period and the reported amounts of revenues and expenses during the reporting period. Estimates are used in determining items such as useful lives of property, plant and equipment, write-down of inventories, allowance for doubtful accounts, share-based compensation, impairments of long-lived assets, impairment of other intangible asset and goodwill, income tax expense, tax valuation allowances and revenues from research and development projects. Actual results could differ from those estimates.

Revenue Recognition-ASC 606

Revenue Recognition—ASC 606

Summary of impact of applying ASC 606

              The Group applied ASC 606 to all contracts at the date of initial application of January 1, 2018. As a result, the Group has changed its accounting policy for revenue recognition as detailed below. The Group applied ASC 606 using the modified retrospective method by recognizing the cumulative effect as an adjustment to opening accumulated losses at January 1, 2018. The comparative information prior to January 1, 2018 has not been adjusted and continues to be reported under Accounting Standard Codification 605, Revenue Recognition (Topic 605) ("ASC 605").

              The Group assessed its license and collaboration contracts under ASC 606. Refer to Note 16. As a result of this assessment, the Group recorded an aggregate US$1.1 million deferral of revenue as a cumulative adjustment to opening accumulated losses upon adoption.

              For sales of goods and services, the Group applied a portfolio approach to aggregate contracts into portfolios whose performance obligations do not differ materially from each other. In its assessment of each portfolio, the Group assessed the contracts under the new five-step model under ASC 606 and determined there was no significant impact to the timing or amount of revenue recognition under the new guidance.

              Under the Group's previous accounting policy, deferred revenue comprised deferred upfront payments from the Group's license and collaboration contracts. Under ASC 606, advance payments from customers preceding an entity's performance are considered contract liabilities; therefore, advance payments from customers from the Group's Commercial Platform have been reclassified from other payables, accruals and advance receipts to deferred revenue. Expected rebates for sales of goods remain in other payables, accruals and advance receipts.

              The following tables summarize the impact of adopting ASC 606 on the Group's unaudited condensed consolidated financial statements as at and for the six months ended June 30, 2018, as compared to the amounts as if applying ASC 605:

	As reported ASC 606	Adjustments	As if applied ASC 605
	(in US$'000)
Condensed Consolidated Balance Sheet
Current assets	394,676	—	394,676
Non-current assets	183,267	—	183,267
Total assets	577,943	—	577,943
Liabilities and shareholders' equity
Current liabilities
Other payables, accruals and advance receipts	49,669	1,754	51,423
Deferred revenue	3,753	(2,434)	1,319
Other current liabilities	31,162	—	31,162
Total current liabilities	84,584	(680)	83,904
Deferred revenue	924	(267)	657
Other non-current liabilities	34,590	—	34,590
Total liabilities	120,098	(947)	119,151
Company's shareholders' equity
Accumulated losses	(140,890)	916	(139,974)
Accumulated other comprehensive income	8,571	28	8,599
Other shareholders' equity	564,050	—	564,050
Total Company's shareholders' equity	431,731	944	432,675
Non-controlling interests	26,114	3	26,117
Total shareholders' equity	457,845	947	458,792
Total liabilities and shareholders' equity	577,943	—	577,943

	As reported ASC 606	Adjustments	As if applied ASC 605
	(in US$'000)
Condensed Consolidated Statement of Operations
Total revenues	102,189	(164)	102,025
Total operating expense	(155,872)	—	(155,872)
Loss from operations	(53,683)	(164)	(53,847)
Total other income	3,188	—	3,188
Loss before income taxes and equity in earnings of equity investees	(50,495)	(164)	(50,659)
Income tax expense	(2,680)	—	(2,680)
Equity in earnings of equity investees, net of tax	23,050	—	23,050
Net loss	(30,125)	(164)	(30,289)
Less: Net income attributable to non-controlling interests	(2,566)	—	(2,566)
Net loss attributable to the Company	(32,691)	(164)	(32,855)

	As reported ASC 606	Adjustments	As if applied ASC 605
	(in US$'000)
Condensed Consolidated Statement of Comprehensive Loss
Net loss	(30,125)	(164)	(30,289)
Other comprehensive income	3,445	28	3,473
Total comprehensive loss	(26,680)	(136)	(26,816)
Less: Comprehensive income attributable to non-controlling interests	(2,870)	—	(2,870)
Total comprehensive loss attributable to ordinary shareholders of the Company	(29,550)	(136)	(29,686)

              There are no adjustments to net cash (used in)/generated from operating activities, investing activities or financing activities in the condensed consolidated statement of cash flows.

Updated accounting policy

              Revenue is measured based on consideration specified in a contract with a customer, and excludes any sales incentives and amounts collected on behalf of third parties. Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Group from a customer, are also excluded from revenue. The Group recognizes revenue when it satisfies a performance obligation by transferring control over a good, service or license to a customer.

Nature of goods and services

              The following is a description of principal activities, separated by reportable segments, from which the Company generates its revenue:

(i)          Innovation Platform

              The Innovation Platform reportable segment principally generates revenue from license and collaboration contracts. The license and collaboration contracts generally contain multiple performance obligations including (1) the license to the drug compound and (2) the research and development services for each specified treatment indication, which are accounted for separately if they are distinct, i.e. if a product or service is separately identifiable from other items in the arrangement and if a customer can benefit from it on its own or with other resources that are readily available to the customer.

              The transaction price generally includes fixed and variable consideration in the form of upfront payment, research and development cost reimbursements, contingent milestone payments and sales-based royalties. Contingent milestone payments are not included in the transaction price until it becomes probable that a significant reversal of revenue will not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation is based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. The Group estimates the standalone selling prices based on the income approach. Control of the license to the drug compounds transfers at the inception date of the collaboration agreements and consequently, amounts allocated to this performance obligation are generally recognized at a point in time. Conversely, research and development services for each specified indication are performed over time and amounts allocated to these performance obligations are generally recognized over time using cost inputs as a measure of progress. The Group has determined that research and development expenses provide an appropriate depiction of measure of progress for the research and development services. Changes to estimated cost inputs may result in a cumulative catch-up adjustment. Royalty revenues are recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception.

              Deferred revenue is recognized if allocated consideration is received in advance of the Group rendering research and development services. Accounts receivable is recognized based on the terms of the contract and when the Group has an unconditional right to bill the customer, which is generally when research and development services are rendered.

(ii)         Commercial Platform

              The Commercial Platform reportable segment principally generates revenue from (1) sales of goods, which are the manufacture or purchase and distribution of drug, healthcare and consumer products, and (2) sales of services, which are the provision of sales, distribution and marketing services to pharmaceutical manufacturers. These contracts include prescription drug products and consumer health products.

              Revenue from sales of goods is recognized when the customer takes possession of the goods. This usually occurs upon completed delivery of the goods to the customer site. The amount of revenue recognized is adjusted for expected sales incentives as stipulated in the contract, which are generally issued to customers as direct discounts at the point-of-sale or indirectly in the form of rebates. Sales incentives are estimated using the expected value method. Additionally, sales are generally made with a limited right of return under certain conditions. Revenues are recorded net of provisions for sales discounts and returns.

              Revenue from sales of services is recognized when the benefits of the services transfer to the customer over time.

              Deferred revenue is recognized if consideration is received in advance of transferring control of the goods or rendering of services. Accounts receivable is recognized if the Group has an unconditional right to bill the customer, which is generally when the customer takes possession of the goods or services are rendered. Payment terms differ by subsidiary and customer, but generally range from 45 to 180 days from the invoice date.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

              Refer to the recent accounting pronouncements in the annual audited consolidated financial statements for the preceding fiscal year. The following includes updates and new accounting pronouncements since the issuance of the annual audited consolidated financial statements.

              In February 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-02, Leases (Topic 842) ("ASU 2016-02"). The core principle of ASU 2016-02 is that a lessee should recognize the assets and liabilities that arise from leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. ASU 2016-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2018. The Group expects to adopt the new standard using the modified retrospective method on January 1, 2019 with a retrospective adjustment to comparable periods starting from January 1, 2017, subject to further implementation guidance issued by the FASB. The Group is continuing to evaluate the impact of the new guidance, but expects a gross up to the consolidated balance sheets on the date of adoption primarily related to the Group's various factories and offices under non-cancellable lease agreements (Note 13) and are currently accounted off-balance sheet as operating leases under Accounting Standard Codification 840, Leases (Topic 840). Additionally, the Group expects limited impact to the consolidated statements of operations after adoption as the pattern of rental expense recognition should not change materially for such operating leases.

              In June 2018, the FASB issued ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting ("ASU 2018-07"), which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. ASU 2018-07 is effective for fiscal years and interim periods within those years beginning after December 15, 2018. The Group shall adopt the guidance on January 1, 2019, but does not expect a significant impact upon adoption as there have been no nonemployee stock option grants during any periods presented.

              Other amendments that have been issued by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Group's consolidated financial statements upon adoption.